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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-377-8254
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Joseph T. Sommer              Chicago, Illinois   February 13, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     36
                                        --------------------

Form 13F Information Table Value Total:     $991,852
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Name
Joseph T. Sommer
Chief Compliance Officer
Brookfield Redding, LLC
Suite 3400
Chicago, IL 60606
P: 312-377-8254
F: 312-377-8299
Email: JSommer@brookfieldredding.com

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F
31-Dec-08

                                                                                             VOTING AUTHORITY
                                                                                             ----------------
                                                    VALUE     SHRS/    SH/   PUT/  INVSTMT   OTHER
NAME OF ISSUER        TITLE OF CLASS:     CUSIP    (x$1000)  PRN AMT   PRN   CALL  DSCRTN    MANAGERS   SOLE    SHARED   NONE
-------------------   ---------------    --------- -------- --------- ----- ------ -------   ---------- -------  ------- ------
AMB Property Corp                        00163T307      452     29500    SH           Sole                29500
American Tower Corp               COM    029912201    37380   1274904    SH           Sole               376224          898680
BioMed Realty Trust Inc           COM    09063H107    14522   1239121    SH           Sole               350400          888721
Boston Properties Inc             COM    101121101    30563    555687    SH           Sole               166987          388700
BRE Properties Inc                COM    05564E106    27896    997014    SH           Sole               230414          766600
Brookfield Properties Corp        COM    112900105    22405   2898399    SH           Sole               785781          2112618
Digital Realty Trust Inc          COM    253868103    55658   1694322    SH           Sole               397159          1297163
Douglas Emmett Inc                COM    25960P109    22713   1739122    SH           Sole               455757          1283365
EastGroup Properties Inc          COM    277276101    16826    472919    SH           Sole               252700           220219
Enbridge Inc                      COM    29250N105     1016     31428    SH           Sole                31428
Entertainment Properties Trust    COM    29380T105    44180   1482557    SH           Sole               262483          1220074
Equity Residential                COM    29476L107    65120   2183782    SH           Sole               383613          1800169
Essex Property Trust Inc          COM    297178105    26706    347955    SH           Sole                78331           269624
Federal Realty Investment Trus    COM    313747206    53317    858847    SH           Sole               189357           669490
HCP Inc                           COM    40414L109    14373    517580    SH           Sole                12494           505086
Health Care REIT Inc              COM    42217K106    44043   1043668    SH           Sole               173847           869821
Hilltop Holdings Inc                     432748200     2894    162300    SH           Sole               132400           29900
Home Inns & Hotels Management     COM    43713W107      919    107112    SH           Sole               107112
Kilroy Realty Corp                COM    49427F108    29714    888035    SH           Sole               238366           649669
Kimco Realty Corp                 COM    49446R109    34612   1893420    SH           Sole               313559          1579861
Liberty Property Trust            COM    531172104    32295   1414572    SH           Sole               265093          1149479
Macerich Co/The                   COM    554382101    28147   1549948    SH           Sole               445300          1104648
Maguire Properties Inc                   559775200      158    139900    SH           Sole               139900
National Grid PLC                 COM    GB00B08SN     1140    114302    SH           Sole               114302
National Retail Properties Inc    COM    637417106    24862   1446326    SH           Sole               272876          1173450
Northeast Utilities               COM    664397106      939     39041    SH           Sole                39041
NSTAR                             COM    67019E107      894     24511    SH           Sole                24511
Omega Healthcare Investors Inc    COM    681936100     9067    567747    SH           Sole               246400           321347
Prologis                          COM    743410102    38720   2787600    SH           Sole               852100          1935500
Public Storage                    COM    74460D109    94104   1183693    SH           Sole               300292           883401
Rayonier Inc                      COM    754907103     2497     79638    SH           Sole                79638
SBA Communications Corp           COM    78388J106      654     40100    SH           Sole                40100
Simon Property Group Inc          COM    828806109    92152   1734462    SH           Sole               394793          1339669
UDR Inc                           COM    902653104      200     14500    SH           Sole                 6200             8300
Vornado Realty Trust              COM    929042109    92820   1538021    SH           Sole               379633          1158388
Weingarten Realty Investors       COM    948741103    27894   1348182    SH           Sole               223582          1124600

REPORT SUMMARY                     36     DATA RECORDS     991852          0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED